Capital and financial risk management (Tables)	6 Months Ended
Jun. 30, 2018
Capital and financial risk management [Abstract]
Capital management
There were no changes in the objectives, policies or processes for managing capital during the six months ended June 30, 2018.

	June 30, 2018	December 31, 2017
Loans and financing (Note 12)	560,692	385,514
Debentures (Note 13)	942,088	1,068,979
(-) Cash and cash equivalents (Note 4)	(27,588)	(84,687)
(-) Marketable securities	(42)	(42)
Net debt	1,475,150	1,369,764

Capital deficiency	(569,418)	(455,904)
Equity and net debt	905,732	913,860
Financial leverage ratio - %	163%	150%